Remuneration and other benefits paid to the Bank’s directors and senior managers - Share-based Variable Remuneration (Details)	12 Months Ended			60 Months Ended
	Dec. 31, 2019 shares payment installment	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2015
Share-based variable remuneration
Maximum number of shares to be delivered at end of period (in shares)
Immediate payment percentage	40.00%
Deferred percentage	60.00%
Variable Remuneration or bonus deferral period	5 years
Number of payments subject to fulfilment of specific objectives | payment	5
Deferred variable compensation plan linked to multiannual objectives
Share-based variable remuneration
Immediate payment percentage			40.00%
Deferred percentage	60.00%			60.00%
Variable Remuneration or bonus deferral period	5 years		5 years	5 years
Directors | 2014 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration) (in shares)		(88,353)
Directors | 2014 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)		88,353
Maximum number of shares to be delivered at end of period (in shares)			88,353
Directors | Deferred conditional variable remuneration plan (2015)
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration) (in shares)	(138,927)	(138,927)
Maximum number of shares to be delivered at end of period (in shares)	277,851
Directors | Deferred conditional variable remuneration plan (2015) | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	416,778	555,705
Maximum number of shares to be delivered at end of period (in shares)		416,778	555,705
Directors | 2016 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration) (in shares)	(156,815)	(156,815)
Maximum number of shares to be delivered at end of period (in shares)	470,440
Directors | 2016 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	627,255	784,070
Maximum number of shares to be delivered at end of period (in shares)		627,255	784,070
Directors | 2017 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration) (in shares)		(503,135)
Shares delivered (deferred payment variable remuneration) (in shares)	(150,941)
Maximum number of shares to be delivered at end of period (in shares)	603,763
Directors | 2017 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	754,704	1,257,839
Maximum number of shares to be delivered at end of period (in shares)		754,704	1,257,839
Directors | 2018 variable renumeration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration) (in shares)	(757,189)
Maximum number of shares to be delivered		1,892,973
Maximum number of shares to be delivered at end of period (in shares)	1,135,784
Directors | 2018 variable renumeration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	1,892,973
Maximum number of shares to be delivered at end of period (in shares)		1,892,973
Directors | 2019 variable renumeration
Share-based variable remuneration
Maximum number of shares to be delivered	1,752,588
Maximum number of shares to be delivered at end of period (in shares)	1,752,588
Directors | Deferred variable compensation plan linked to multiannual objectives
Share-based variable remuneration
Immediate payment percentage	40.00%
Deferred percentage	60.00%
Variable Remuneration or bonus deferral period	5 years
Number of payments subject to fulfilment of specific objectives | installment	3
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2014 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration) (in shares)		(61,721)
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2014 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)		61,721
Maximum number of shares to be delivered at end of period (in shares)			61,721
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | Deferred conditional variable remuneration plan (2015)
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration) (in shares)	(64,404)	(64,404)
Maximum number of shares to be delivered at end of period (in shares)	128,809
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | Deferred conditional variable remuneration plan (2015) | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	193,213	257,617
Maximum number of shares to be delivered at end of period (in shares)		193,213	257,617
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2016 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration) (in shares)	(72,102)	(72,102)
Maximum number of shares to be delivered at end of period (in shares)	216,308
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2016 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	288,410	360,512
Maximum number of shares to be delivered at end of period (in shares)		288,410	360,512
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2017 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration) (in shares)		(229,750)
Shares delivered (deferred payment variable remuneration) (in shares)	(68,925)
Maximum number of shares to be delivered at end of period (in shares)	275,700
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2017 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	344,625	574,375
Maximum number of shares to be delivered at end of period (in shares)		344,625	574,375
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2018 variable renumeration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration) (in shares)	(344,346)
Maximum number of shares to be delivered		860,865
Maximum number of shares to be delivered at end of period (in shares)	516,519
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2018 variable renumeration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	860,865
Maximum number of shares to be delivered at end of period (in shares)		860,865
Directors | Ms. Ana Botin-Sanz de Sautuola y O'Shea | 2019 variable renumeration
Share-based variable remuneration
Maximum number of shares to be delivered	887,193
Maximum number of shares to be delivered at end of period (in shares)	887,193
Directors | Mr. Jose Antonio Alvarez Alvarez | 2014 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration) (in shares)		(26,632)
Directors | Mr. Jose Antonio Alvarez Alvarez | 2014 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)		26,632
Maximum number of shares to be delivered at end of period (in shares)			26,632
Directors | Mr. Jose Antonio Alvarez Alvarez | Deferred conditional variable remuneration plan (2015)
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration) (in shares)	(42,811)	(42,811)
Maximum number of shares to be delivered at end of period (in shares)	85,620
Directors | Mr. Jose Antonio Alvarez Alvarez | Deferred conditional variable remuneration plan (2015) | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	128,431	171,242
Maximum number of shares to be delivered at end of period (in shares)		128,431	171,242
Directors | Mr. Jose Antonio Alvarez Alvarez | 2016 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration) (in shares)	(48,667)	(48,667)
Maximum number of shares to be delivered at end of period (in shares)	145,998
Directors | Mr. Jose Antonio Alvarez Alvarez | 2016 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	194,665	243,332
Maximum number of shares to be delivered at end of period (in shares)		194,665	243,332
Directors | Mr. Jose Antonio Alvarez Alvarez | 2017 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration) (in shares)		(153,647)
Shares delivered (deferred payment variable remuneration) (in shares)	(46,094)
Maximum number of shares to be delivered at end of period (in shares)	184,377
Directors | Mr. Jose Antonio Alvarez Alvarez | 2017 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	230,471	384,118
Maximum number of shares to be delivered at end of period (in shares)		230,471	384,118
Directors | Mr. Jose Antonio Alvarez Alvarez | 2018 variable renumeration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration) (in shares)	(230,107)
Maximum number of shares to be delivered		575,268
Maximum number of shares to be delivered at end of period (in shares)	345,161
Directors | Mr. Jose Antonio Alvarez Alvarez | 2018 variable renumeration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	575,268
Maximum number of shares to be delivered at end of period (in shares)		575,268
Directors | Mr. Jose Antonio Alvarez Alvarez | 2019 variable renumeration
Share-based variable remuneration
Maximum number of shares to be delivered	592,915
Maximum number of shares to be delivered at end of period (in shares)	592,915
Directors | Mr. Rodrigo Echenique Gordillo | Deferred conditional variable remuneration plan (2015)
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration) (in shares)	(31,712)	(31,712)
Maximum number of shares to be delivered at end of period (in shares)	63,422
Directors | Mr. Rodrigo Echenique Gordillo | Deferred conditional variable remuneration plan (2015) | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	95,134	126,846
Maximum number of shares to be delivered at end of period (in shares)		95,134	126,846
Directors | Mr. Rodrigo Echenique Gordillo | 2016 variable remuneration
Share-based variable remuneration
Shares delivered (deferred payment variable remuneration) (in shares)	(36,046)	(36,046)
Maximum number of shares to be delivered at end of period (in shares)	108,134
Directors | Mr. Rodrigo Echenique Gordillo | 2016 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	144,180	180,226
Maximum number of shares to be delivered at end of period (in shares)		144,180	180,226
Directors | Mr. Rodrigo Echenique Gordillo | 2017 variable remuneration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration) (in shares)		(119,738)
Shares delivered (deferred payment variable remuneration) (in shares)	(35,922)
Maximum number of shares to be delivered at end of period (in shares)	143,686
Directors | Mr. Rodrigo Echenique Gordillo | 2017 variable remuneration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	179,608	299,346
Maximum number of shares to be delivered at end of period (in shares)		179,608	299,346
Directors | Mr. Rodrigo Echenique Gordillo | 2018 variable renumeration
Share-based variable remuneration
Shares delivered (immediate payment variable remuneration) (in shares)	(182,736)
Maximum number of shares to be delivered		456,840
Maximum number of shares to be delivered at end of period (in shares)	274,104
Directors | Mr. Rodrigo Echenique Gordillo | 2018 variable renumeration | Maximum
Share-based variable remuneration
Maximum number of shares to be delivered at beginning of period (in shares)	456,840
Maximum number of shares to be delivered at end of period (in shares)		456,840
Directors | Mr. Rodrigo Echenique Gordillo | 2019 variable renumeration
Share-based variable remuneration
Maximum number of shares to be delivered	272,480
Maximum number of shares to be delivered at end of period (in shares)	272,480
Directors | Mr. Ignacio Benjumea Cabeza de Vaca
Share-based variable remuneration
Maximum number of shares to be delivered at end of period (in shares)	70,741